Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Bank Borrowings
Schedule of bank borrowings

	December 31,
	2024	2023

	(in US$’000)
Current	23,372	31,155
Non-current	59,434	48,189
	82,806	79,344

Schedule of maturities of bank borrowings

	December 31,
	2024	2023

	(in US$’000)
Not later than 1 year	23,372	31,155
Between 1 to 3 years	6,426	3,192
Between 3 to 4 years	8,033	2,872
Between 4 to 5 years	12,049	6,384
Later than 5 years	32,926	35,741
	82,806	79,344